Shareholders' Equity (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Balance Of Non-controlling Interests

The net change in the balance of our four non-controlling interests for the three months ended March 31, 2021 and 2020 are as follows (in thousands):

	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnerships (1)	EPA Holdings	Total
December 31, 2020	$12,436	$1,939,509	$3,125,091	$—	$5,077,036
Contributions	—	3,253	—	—	3,253
Distributions	(13,653)	(94,542)	(37,183)	—	(145,378)
Net income	15,058	36,257	38,545	—	89,860
Other exchanges	—	—	(65,072)	—	(65,072)
Other comprehensive income:
Unrealized gain on available for sale debt securities	—	901	1,512	—	2,413
Reclassification of unrealized gain on available for sale debt securities	—	(2,723)	(4,571)	—	(7,294)

March 31, 2021	$13,841	$1,882,655	$3,058,322	$—	$4,954,818

(1)

Related to the Continuing Investors Partnerships’ ownership as of March 31, 2021 of approximately 35% in RP Holdings through their ownership of the RP Holdings Class B Interests. Royalty Pharma plc owns the remaining 65% of RP Holdings through its ownership of RP Holdings Class A Interests and Class B Interests as of March 31, 2021.

	RPSFT	Legacy Investors Partnerships	Total
December 31, 2019	$35,883	$—	$35,883
Contributions	—	1,133,629	1,133,629
Transfer of interests	—	1,037,161	1,037,161
Distributions	(29,246)	(222,180)	(251,426)
Net income	24,926	12,930	37,856
Other comprehensive income:
Unrealized gain on available for sale debt securities	—	9,672	9,672

March 31, 2020	$31,563	$1,971,212	$2,002,775

The net change in the balance of our four non-controlling interests for the year ended December 31, 2020 is as follows (in thousands):

	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnerships (1)	EPA Holdings	Total
December 31, 2019	$35,883	$—	$—	$—	$35,883
Contributions	—	1,165,258	9,418	—	1,174,676
Transfer of interests	—	1,037,161	—	—	1,037,161
Distributions	(112,339)	(594,592)	(85,426)	—	(792,357)
Net income prior to IPO	42,151	102,892	—	—	145,043
Effect of exchange by Continuing Investors of Class B shares for Class A ordinary shares and reallocation of historical equity	—	(750)	2,433,848	—	2,433,098
Issuance of Class A ordinary shares sold in IPO, net of offering costs	—	—	758,354	—	758,354
Other exchanges	—	—	(309,566)		(309,566)
Net income subsequent to IPO	46,741	218,137	316,993	—	581,871
Other comprehensive income:
Unrealized gain on available for sale debt securities	—	15,015	7,488	—	22,503
Reclassification of unrealized gain on available for sale debt securities	—	(3,612)	(6,018)	—	(9,630)

December 31, 2020	$12,436	$1,939,509	$3,125,091	$—	$5,077,036

(1)

Related to the Continuing Investors Partnerships’ ownership of approximately 36% in RP Holdings through their ownership of the RP Holdings Class B Interests as of December 31, 2020. Royalty Pharma plc owns the remaining 64% of RP Holdings through its ownership of RP Holdings Class A and Class B Interests as of December 31, 2020.